Property and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2013	2012
Machinery and equipment	$4,412	$4,385
Furniture and fixtures	1,138	1,138
Lab equipment	2,138	2,138
Computer equipment and software	2,651	2,640
Leasehold improvements	1,844	1,839

Property and equipment	12,183	12,140
Less accumulated depreciation and amortization	(11,783)	(11,413)

Property and equipment, net	$400	$727

Depreciation expense was $370,000 and $391,000 for the years ended December 31, 2013 and 2012, respectively.